VALUATION AND QUALIFYING ACCOUNTS (Details) - SEC Schedule, 12-09, Allowance, Sales Returns - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 58,828	$ 45,529	$ 46,436
Charges to net sales	335,975	274,926	201,453
Deductions and other adjustments	(308,246)	(261,627)	(202,360)
Ending balance	$ 86,557	$ 58,828	$ 45,529